February 24, 2010
Securities and Exchange Commission
Division of Investment Management
Office of Disclosure and Review
450 Fifth Street, N.W.
Washington, D.C. 20549
Re: Davis Series, Inc. Post-Effective Amendment No. 56 under the Securities Act of 1933, File No. 2-57209, and Amendment No. 52 under the Investment Company Act of 1940, File No. 811-2679.
Dear Sir or Madam:
On behalf of Davis Series, Inc. (the “Registrant”), attached for filing pursuant to Rule 485(A) under the Securities Act of 1933 is Post-Effective Amendment No. 56 to the Registrant’s Registration Statement
Reason for 485(a) Filing
(1) This Post-Effective Amendment conforms Registrant’s prospectus and SAI (consisting of Davis Opportunity Fund, Davis Financial Fund, Davis Real Estate Fund, Davis Appreciation & Income Fund, Davis Government Bond Fund, and Davis Government Money Market Fund) to new Form N-1A (summary prospectus format).
(2) Registrant has a December 31st fiscal year ends and a follow-up filing will be made to reflect SEC comments, update financial information which was not yet available at the time of this filing, and file consents of counsel and auditors.
Requested Effective Date
The Registrant requests an effective date 60 days from the date of initial filing.
Questions regarding this filing should be directed to me at (520) 434-3771. In my absence questions regarding this filing should be directed to Ryan Charles at (520)434-3778.

Very truly yours,
/s/ Thomas Tays
Thomas Tays
Vice President, Secretary